EARNINGS PER SHARE AND DIVIDEND PER SHARE - Schedule of earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
EARNINGS PER SHARE AND DIVIDEND PER SHARE.
Net profit for the year attributable to TORM plc shareholders	$ 124.3				$ 217.1	$ 463.7	$ 334.1	$ 562.8
Weighted average number of shares	84.9				82.0	83.8	81.7	81.8
Weighted average number of treasury shares	(0.5)				(0.5)	(0.5)	(0.5)	(0.5)
Average number of shares outstanding	84.4				81.5	83.3	81.2	81.3
Dilutive effect of outstanding share options	3.1				1.0	3.1	1.0	1.5
Weighted average number of shares outstanding incl. dilutive effect of share options	87.5				82.5	86.4	82.2	82.8
Basic earnings per share	$ 1.47	$ 2.23	$ 1.87	$ 2.80	$ 2.66	$ 5.57	$ 4.12	$ 6.92
Diluted earnings per share	$ 1.42	$ 2.14	$ 1.80	$ 2.75	$ 2.63	$ 5.37	$ 4.07	$ 6.80